CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	65,137,912	65,137,912	58,937,912
Ordinary shares, outstanding	65,137,912	65,137,912	58,937,912
Accounts receivable, allowance for doubtful accounts (in dollars)
VIE's liabilities, current	369,826	2,238,818	1,948,631
VIE's liabilities, noncurrent	10,472	63,393	31,770
VIE's restricted cash	$ 54,690	331,075	437,875